REGULATORY MATTERS (Tables)	12 Months Ended
Dec. 31, 2016
Regulatory Capital Requirements Tables [Abstract]
Regulatory Capital Requirements Tables [Text Block]

	CET1 Capital Requirements	Total Capital Requirements
Pillar 1	4.5%	8.0%
Pillar 2	3.0%	3.0%
Capital Conservation Buffer (2017)	1.25%	1.25%
Total	8.75%	12.25%

The capital adequacy ratios for the Group, according to the CRD IV transitional provisions, are presented in the table below:
	December 31,
	2015	2016
Common equity Tier 1	14.5%	16.3%
Tier 1	14.5%	16.3%
Total	14.6%	16.3%